IMPAIRMENTS AND IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
MPAIRMENTS AND IMPAIRMENT REVERSALS
IMPAIRMENT AND REVERSAL OF IMPAIRMENT

In accordance with the Company’s accounting policies and processes, each asset or CGU is assessed at the end of each reporting period as to whether there are any indications, from external and internal sources of information, that an asset or CGU may be impaired. If an indication of impairment exists, the recoverable amount is estimated in order to determine the extent of the impairment loss (if any). In addition, on each reporting date the Company assesses whether there is an indication that a previously recorded impairment should be reversed. Goodwill is tested for impairment at least annually. Refer to Note 3(e): Significant Accounting Policies - Impairment and Reversal of Impairment of Non-Current Assets and Goodwill to the Company's Consolidated Financial Statements.

During the year ended December 31, 2017, the Company recorded impairment charges on non-current assets totalling $356.5 million, as follows:

	2017		2016
	Total Impairment	Net Book Value of Mineral Property- as at Dec. 31, 2017(i)	Total Impairment	Net Book Value of Mineral Property- as at Dec. 31, 2016
Gualcamayo	$(256.9)	$130.8	$—	$—
Gualcamayo related Argentinian exploration	$(99.6)	$—	$—	$—
El Peñón	$—	$—	$(600.4)	$763.6
Brio Gold	$—	$—	$(14.7)	$419.7
Total mineral property impairments	$(356.5)		$(615.1)
Total mineral property impairments for operating mines	$(256.9)		$(711.3)
Total mineral property (impairment)/reversal for non-operating mines	$(99.6)		$96.2

(i)
The total Net Book Value for Gualcamayo as a whole is $150.0 million. Net Book Values are for mineral properties and are after the impairment recorded during the period. Refer to Note 6a: Acquisition and Disposition of Mineral Interests and Corporate Transactions to the Company's Consolidated Financial Statements for a breakdown of the total net book value.

During the fourth quarter, the Company performed its annual assessment of indications of impairment, compiling details from external and internal sources of information. The decision to classify Gualcamayo and related Argentinian exploration properties as held for sale due to the formal approval for disposition and meeting the other relevant criteria for such classification resulted in an impairment of those assets as they were written-down to the lower of their carrying amount or fair value less costs of disposal immediately prior to their reclassification. Gualcamayo and related Argentinian exploration properties were impaired by $256.9 million and $99.6 million respectively, ($196.0 million and $77.5 million after tax). Brio Gold considered indicators of impairment as at year-end, and concluded that Brio Gold's operations support the carrying value as at December 31, 2017. No other indicators of impairment or impairment reversal were noted as of December 31, 2017.

At December 31, 2016, the Company’s impairment review identified the following indicators of impairment:

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For El Peñón, in 2016, the Company determined a sustainable, longer term optimal production level for the mine that takes into account mineral reserves, conversion of mineral resources, recent production and capital expenditure levels, as well as the more recent narrow vein discoveries. The outcome of the evaluation envisaged a mine with a production expectation for 2017 of 140,000 ounces of gold and 4,150,000 ounces of silver, which the mine was able to achieve. The reduced annual production compared with the historical running rate of the mine, and a modification in the interpretation of the geological potential from exploration, both reduced the overall contained modeled metal, and extended the timeline required to recover it, all of which impacted the recoverable value of the cash generating unit and resulted in a prior year impairment of $600.4 million ($381.6 million after-tax).

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With respect to Brio Gold, a net impairment of $14.7 million (recovery of $1.7 million after-tax) was taken in 2016. Modifications to the mining plans at Pilar resulted in an impairment of $110.9 million which was offset by a reversal of the previous impairment at C1 Santa Luz.  The reversal of $96.2 million was predominantly due to the decision to recommission the mine following a positive technical report, which included the reclassification of mineral resources into mineral reserves, as their ability to be mined profitably was demonstrated, as well as confirmation of improved gold recoveries.

The Company continues to consider, on a regular basis, whether other indicators exist that suggest that the carrying values of its assets are impaired for accounting purposes. While the market capitalization relative to the carrying value of the Company’s assets is reviewed on a regular basis, it is not considered as the sole indicator of impairment. Given recent strategic developments the Company has achieved, and the volatility of the market reflecting the current economic sentiment, using the current share price as a sole determinant of fair value is not reasonable; however, the Company monitors the magnitude of the gap between the Company market capitalization and the asset carrying values. Although the Company's market capitalization as at December 31, 2017 was below the carrying value of the net assets, based on the impairment assessments, the Company has determined that only the impairments recognized in the year ended December 31, 2017 are required. The Company believes that its share price does not impact the Company’s ability to generate cash flows from its assets which support the net book values on a discounted cash flow basis.

Impairment Testing: Key Assumptions

The determination of FVLCD, with level 3 input of the fair value hierarchy, includes the following key applicable assumptions:

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Production volumes: In calculating the FVLCD, the production volumes incorporated into the cash flow models based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of the long-term planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted. As each producing mine has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves, resource estimates and in certain circumstances, include expansion projects. These are then assessed to ensure they are consistent with what a market participant would estimate.

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Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. Estimated long-term gold, silver and copper prices of $1,300 per ounce (2016 - $1,250 per ounce), $19.05 per ounce (2016 - $18.75 per ounce) and $3.00 per pound (2015- $2.85 per pound) respectively, have been used to estimate future revenues.

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Discount rates: In calculating the FVLCD, a real post-tax discount rate of 4.50% (2016 - 4.75%) based on the Company's weighted average cost of capital (“WACC”). The WACC used in the models is in real terms, consistent with the other assumptions in the models.

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Exchange rates: Foreign exchange rates are estimated with reference to external market forecasts and based on observable market data including spot and forward values. In the current year, there was a slight appreciation in the long-term rates in certain of the currencies the Company operates in.

The FVLCD for Gualcamayo and related Argentinian exploration properties is supported by various sources including a formal bid received by the Company, external valuation reports and comparable trading company multiples.